Deposits - Summary of Deposits and Components (Detail) - CAD ($) $ in Millions	Jul. 31, 2022	Oct. 31, 2021
Disclosure Of Deposits [Line items]
Deposits	$ 678,457	$ 621,158
Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	136,826
Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	229,518
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	312,113
Financial liabilities at carrying value [member]
Disclosure Of Deposits [Line items]
Held at amortized cost	653,562	602,628
Financial liabilities at fair value [member]
Disclosure Of Deposits [Line items]
Designated at fair value	24,895	18,530
Personal [member]
Disclosure Of Deposits [Line items]
Deposits	228,909	213,932
Personal [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	17,017
Personal [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	144,193
Personal [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	67,699
Business and government [member]
Disclosure Of Deposits [Line items]
Deposits	378,363	344,388
Business and government [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	106,543
Business and government [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	85,249
Business and government [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	186,571
Bank [member]
Disclosure Of Deposits [Line items]
Deposits	23,271	20,246
Bank [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	13,266
Bank [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	76
Bank [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	9,929
Secured borrowings [member]
Disclosure Of Deposits [Line items]
Deposits	47,914	42,592
Secured borrowings [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	47,914
Canada [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	96,618	93,850
Canada [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	431,974	406,642
USA [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	16,367	16,522
USA [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	87,504	70,312
Other International [Member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	6,083	5,601
Other International [Member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	$ 39,911	$ 28,231